Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2014				2013
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$8,591	$744	$1,834	$41	$9,480	$823	$2,375	$43
Service costs	200	62	14	2	236	67	20	2
Interest costs	437	19	92	2	389	14	92	2
Plan participants’ contributions	—	—	30	—	—	—	30	—
Net actuarial (gains) losses	1,551	56	264	—	(1,050)	34	(551)	(1)
Acquisition, divestitures, settlements and curtailments	(13)	(5)	(6)	1	—	(19)	—	(3)
Change in benefits	(4)	—	(9)	—	—	—	—	—
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(101)	—	(4)	—	(134)	—	—
Benefit obligations at December 31,	10,262	739	2,110	35	8,591	744	1,834	41
Change in plan assets
Fair value of plan assets at January 1,	7,776	248	1,352	14	7,879	224	1,320	15
Actual return on plan assets	1,084	24	112	—	(22)	34	58	(1)
Acquisition, divestitures and settlements	—	(10)	—	—	—	(19)	—	(3)
Plan participants’ contributions	—	—	30	—	—	—	30	—
Employer contributions	390	60	41	3	383	83	76	5
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(33)	—	—	—	(33)	—	—
Fair value of plan assets at December 31,	8,750	253	1,426	10	7,776	248	1,352	14
Over (under) funded status at December 31,	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
Amounts recognized in the consolidated balance sheets
Other assets	$—	$7	$—	$1	$223	$7	$—	$—
Other liabilities	(1,512)	(493)	(684)	(26)	(1,038)	(503)	(482)	(27)
Net amount recognized	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
AOCI
Net actuarial (gains) losses	$3,034	$59	$422	$3	$2,274	$28	$211	$2
Prior service costs (credit)	(2)	1	(11)	1	18	2	1	1
AOCI, before income tax	$3,032	$60	$411	$4	$2,292	$30	$212	$3
Accumulated benefit obligation	$9,729	$626	N/A	N/A	$8,104	$636	N/A	N/A
_____________

(1)	Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $1.0 billion at December 31, 2014 and 2013, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2014				2013
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$8,591	$744	$1,834	$41	$9,480	$823	$2,375	$43
Service costs	200	62	14	2	236	67	20	2
Interest costs	437	19	92	2	389	14	92	2
Plan participants’ contributions	—	—	30	—	—	—	30	—
Net actuarial (gains) losses	1,551	56	264	—	(1,050)	34	(551)	(1)
Acquisition, divestitures, settlements and curtailments	(13)	(5)	(6)	1	—	(19)	—	(3)
Change in benefits	(4)	—	(9)	—	—	—	—	—
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(101)	—	(4)	—	(134)	—	—
Benefit obligations at December 31,	10,262	739	2,110	35	8,591	744	1,834	41
Change in plan assets
Fair value of plan assets at January 1,	7,776	248	1,352	14	7,879	224	1,320	15
Actual return on plan assets	1,084	24	112	—	(22)	34	58	(1)
Acquisition, divestitures and settlements	—	(10)	—	—	—	(19)	—	(3)
Plan participants’ contributions	—	—	30	—	—	—	30	—
Employer contributions	390	60	41	3	383	83	76	5
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(33)	—	—	—	(33)	—	—
Fair value of plan assets at December 31,	8,750	253	1,426	10	7,776	248	1,352	14
Over (under) funded status at December 31,	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
Amounts recognized in the consolidated balance sheets
Other assets	$—	$7	$—	$1	$223	$7	$—	$—
Other liabilities	(1,512)	(493)	(684)	(26)	(1,038)	(503)	(482)	(27)
Net amount recognized	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
AOCI
Net actuarial (gains) losses	$3,034	$59	$422	$3	$2,274	$28	$211	$2
Prior service costs (credit)	(2)	1	(11)	1	18	2	1	1
AOCI, before income tax	$3,032	$60	$411	$4	$2,292	$30	$212	$3
Accumulated benefit obligation	$9,729	$626	N/A	N/A	$8,104	$636	N/A	N/A
_____________

(1)	Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $1.0 billion at December 31, 2014 and 2013, respectively.

Benefit Plan Obligations, Assets, Funded Status, Accumulated Other Comprehensive Income (Loss) and Accumulated Benefit Obligation

	December 31,
	2014				2013
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$8,591	$744	$1,834	$41	$9,480	$823	$2,375	$43
Service costs	200	62	14	2	236	67	20	2
Interest costs	437	19	92	2	389	14	92	2
Plan participants’ contributions	—	—	30	—	—	—	30	—
Net actuarial (gains) losses	1,551	56	264	—	(1,050)	34	(551)	(1)
Acquisition, divestitures, settlements and curtailments	(13)	(5)	(6)	1	—	(19)	—	(3)
Change in benefits	(4)	—	(9)	—	—	—	—	—
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(101)	—	(4)	—	(134)	—	—
Benefit obligations at December 31,	10,262	739	2,110	35	8,591	744	1,834	41
Change in plan assets
Fair value of plan assets at January 1,	7,776	248	1,352	14	7,879	224	1,320	15
Actual return on plan assets	1,084	24	112	—	(22)	34	58	(1)
Acquisition, divestitures and settlements	—	(10)	—	—	—	(19)	—	(3)
Plan participants’ contributions	—	—	30	—	—	—	30	—
Employer contributions	390	60	41	3	383	83	76	5
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(33)	—	—	—	(33)	—	—
Fair value of plan assets at December 31,	8,750	253	1,426	10	7,776	248	1,352	14
Over (under) funded status at December 31,	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
Amounts recognized in the consolidated balance sheets
Other assets	$—	$7	$—	$1	$223	$7	$—	$—
Other liabilities	(1,512)	(493)	(684)	(26)	(1,038)	(503)	(482)	(27)
Net amount recognized	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
AOCI
Net actuarial (gains) losses	$3,034	$59	$422	$3	$2,274	$28	$211	$2
Prior service costs (credit)	(2)	1	(11)	1	18	2	1	1
AOCI, before income tax	$3,032	$60	$411	$4	$2,292	$30	$212	$3
Accumulated benefit obligation	$9,729	$626	N/A	N/A	$8,104	$636	N/A	N/A
_____________

(1)	Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $1.0 billion at December 31, 2014 and 2013, respectively.

Accumulated benefit obligations in excess of fair value of plan assets
The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows at:

	December 31,
	2014		2013
	Pension Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Projected benefit obligations	$1,981	$634	$1,037	$644
Accumulated benefit obligations	$1,789	$573	$927	$579
Fair value of plan assets	$676	$177	$—	$167

Defined benefit plan pension plans with projected benefit obligations in excess of plan assets
Information for pension and other postretirement benefit plans with a PBO in excess of plan assets were as follows at:

	December 31,
	2014				2013
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Projected benefit obligations	$10,241	$703	$2,110	$35	$1,170	$701	$1,834	$41
Fair value of plan assets	$8,719	$212	$1,426	$10	$133	$199	$1,352	$14

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2014				2013				2012
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Net periodic benefit costs
Service costs	$200	$62	$14	$2	$236	$67	$20	$2	$224	$75	$21	$1
Interest costs	437	19	92	2	389	14	92	2	406	17	103	2
Settlement and curtailment costs	14	5	2	2	—	(2)	—	1	—	—	—	1
Expected return on plan assets	(475)	(7)	(75)	(1)	(483)	(6)	(75)	(1)	(484)	(6)	(77)	(1)
Amortization of net actuarial (gains) losses	169	—	11	—	228	—	55	—	195	—	57	—
Amortization of prior service costs (credit)	1	—	(1)	—	6	—	(75)	—	6	—	(104)	—
Total net periodic benefit costs (credit)	346	79	43	5	376	73	17	4	347	86	—	3
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	929	31	222	1	(545)	1	(533)	1	744	18	234	2
Prior service costs (credit)	(19)	(1)	(13)	—	—	—	—	—	—	(1)	—	(1)
Amortization of net actuarial (gains) losses	(169)	—	(11)	—	(228)	—	(55)	(2)	(195)	—	(57)	—
Amortization of prior service (costs) credit	(1)	—	1	—	(6)	—	75	—	(6)	—	104	—
Total recognized in OCI	740	30	199	1	(779)	1	(513)	(1)	543	17	281	1
Total recognized in net periodic benefit costs and OCI	$1,086	$109	$242	$6	$(403)	$74	$(496)	$3	$890	$103	$281	$4

Net periodic benefit costs and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2014				2013				2012
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Net periodic benefit costs
Service costs	$200	$62	$14	$2	$236	$67	$20	$2	$224	$75	$21	$1
Interest costs	437	19	92	2	389	14	92	2	406	17	103	2
Settlement and curtailment costs	14	5	2	2	—	(2)	—	1	—	—	—	1
Expected return on plan assets	(475)	(7)	(75)	(1)	(483)	(6)	(75)	(1)	(484)	(6)	(77)	(1)
Amortization of net actuarial (gains) losses	169	—	11	—	228	—	55	—	195	—	57	—
Amortization of prior service costs (credit)	1	—	(1)	—	6	—	(75)	—	6	—	(104)	—
Total net periodic benefit costs (credit)	346	79	43	5	376	73	17	4	347	86	—	3
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	929	31	222	1	(545)	1	(533)	1	744	18	234	2
Prior service costs (credit)	(19)	(1)	(13)	—	—	—	—	—	—	(1)	—	(1)
Amortization of net actuarial (gains) losses	(169)	—	(11)	—	(228)	—	(55)	(2)	(195)	—	(57)	—
Amortization of prior service (costs) credit	(1)	—	1	—	(6)	—	75	—	(6)	—	104	—
Total recognized in OCI	740	30	199	1	(779)	1	(513)	(1)	543	17	281	1
Total recognized in net periodic benefit costs and OCI	$1,086	$109	$242	$6	$(403)	$74	$(496)	$3	$890	$103	$281	$4

Assumptions used in determining benefit obligations and net periodic benefit costs
Assumptions used in determining benefit obligations were as follows:

	Pension Benefits						Other Postretirement Benefits
	U.S. Plans			Non-U.S. Plans (1)			U.S. Plans	Non-U.S. Plans (1)
December 31, 2014
Weighted average discount rate	4.10%			1.68%			4.10%	5.84%
Rate of compensation increase	2.25%	-	8.50%	2.00%	-	5.50%	N/A	N/A
December 31, 2013
Weighted average discount rate	5.15%			1.94%			5.15%	6.47%
Rate of compensation increase	3.50%	-	7.50%	2.00%	-	5.50%	N/A	N/A
______________

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the subsidiaries providing such benefits.
Assumptions used in determining net periodic benefit costs were as follows:

	Pension Benefits						Other Postretirement Benefits
	U.S. Plans			Non-U.S. Plans (1)			U.S. Plans	Non-U.S. Plans (1)
Year Ended December 31, 2014
Weighted average discount rate	5.15%			2.06%			5.15%	6.38%
Weighted average expected rate of return on plan assets	6.25%			3.24%			5.70%	7.25%
Rate of compensation increase	3.50%	-	7.50%	2.00%	-	5.50%	N/A	N/A
Year Ended December 31, 2013
Weighted average discount rate	4.20%			1.98%			4.20%	5.01%
Weighted average expected rate of return on plan assets	6.25%			2.07%			5.76%	7.25%
Rate of compensation increase	3.50%	-	7.50%	1.50%	-	5.50%	N/A	N/A
Year Ended December 31, 2012
Weighted average discount rate	4.95%			2.35%			4.95%	5.78%
Weighted average expected rate of return on plan assets	7.00%			3.35%			6.26%	6.54%
Rate of compensation increase	3.50%	-	7.50%	2.00%	-	4.00%	N/A	N/A
______________

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the subsidiaries providing such benefits.

Assumed healthcare costs trend rates
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2014	2013
Pre-and Post-Medicare eligible claims	6.4% for 2015, gradually decreasing each year for Pre-Medicare until 2094 reaching the ultimate rate of 4.4% and for Post-Medicare until 2089 reaching the ultimate rate of 4.7%	6.4% in 2014, gradually decreasing each year until 2094 reaching the ultimate rate of 4.4% for Pre-Medicare and 4.6% for Post-Medicare.

One-percentage point change in assumed healthcare cost trend rates
Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2014:

	U.S. Plans		Non-U.S. Plans
	One Percent Increase	One Percent Decrease	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$14	$(11)	$—	$—
Effect of accumulated postretirement benefit obligations	$302	$(245)	$1	$(1)
As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife’s demographic experience and reflects the current best estimate of expected mortality rates for MetLife’s participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

Plan Assets
The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

	December 31,
	2014						2013
	Pension		Postretirement Medical		Postretirement Life		Pension	Postretirement Medical	Postretirement Life
	Target	Actual Allocation	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities (1)	75%	69%	70%	71%	—%	—%	64%	67%	—%
Equity securities (2)	12%	15%	30%	27%	—%	—%	23%	32%	—%
Alternative securities (3)	13%	16%	—%	2%	100%	100%	13%	1%	100%
Total assets		100%		100%		100%	100%	100%	100%
______________

(1)
Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks, U.S. government bonds and exchange traded funds. Certain prior year amounts have been reclassified from equity securities into fixed maturity securities to conform to the current year presentation.

(2)	Equity securities primarily include common stock of U.S. companies.

(3)
Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life’s target and actual allocation of plan assets are all in short-term investments.

The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in “— Plan Assets.” These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,638	$80	$2,718	$42	$244	$3	$289
U.S. government bonds	1,605	223	—	1,828	169	12	—	181
Foreign bonds	—	718	17	735	—	68	—	68
Federal agencies	—	254	—	254	—	35	—	35
Municipals	—	270	—	270	—	74	—	74
Other (1)	—	188	8	196	—	63	—	63
Total fixed maturity securities	1,605	4,291	105	6,001	211	496	3	710
Equity securities:
Common stock - domestic	951	—	—	951	188	—	—	188
Common stock - foreign	394	—	—	394	80	—	—	80
Total equity securities	1,345	—	—	1,345	268	—	—	268
Other investments	—	24	743	767	—	—	—	—
Short-term investments	189	273	—	462	14	433	—	447
Money market securities	29	56	—	85	—	—	—	—
Derivative assets	11	7	72	90	—	1	—	1
Total assets	$3,179	$4,651	$920	$8,750	$493	$930	$3	$1,426

	December 31, 2013
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,073	$59	$2,132	$77	$170	$1	$248
U.S. government bonds	924	166	—	1,090	135	5	—	140
Foreign bonds	—	718	11	729	—	63	—	63
Federal agencies	—	292	—	292	—	33	—	33
Municipals	—	219	—	219	55	15	—	70
Other (1)	—	490	19	509	—	54	—	54
Total fixed maturity securities	924	3,958	89	4,971	267	340	1	608
Equity securities:
Common stock - domestic	1,133	22	148	1,303	196	—	—	196
Common stock - foreign	460	—	—	460	102	—	—	102
Total equity securities	1,593	22	148	1,763	298	—	—	298
Other investments	—	—	600	600	—	—	—	—
Short-term investments	53	309	—	362	—	439	—	439
Money market securities	1	12	—	13	4	—	—	4
Derivative assets	17	15	35	67	—	3	—	3
Total assets	$2,588	$4,316	$872	$7,776	$569	$782	$1	$1,352
______________

(1)	Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.
The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the plans:

	December 31,
	2014				2013
	Pension		Other Postretirement		Pension	Other Postretirement
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities (1)	74%	61%	100%	100%	50%	100%
Equity securities (2)	19%	23%	—%	—%	33%	—%
Alternative securities (3)	7%	16%	—%	—%	17%	—%
Total assets		100%		100%	100%	100%
______________

(1)	Fixed maturity securities include corporate and foreign bonds.

(2)	Equity securities primarily include common stock of non-U.S. companies.

(3)	Alternative securities include derivative assets, real estate, short-term investments, and other investments.
The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in “— Plan Assets.” These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$66	$—	$66	$—	$—	$—	$—
Foreign bonds	—	90	—	90	—	10	—	10
Total fixed maturity securities	—	156	—	156	—	10	—	10
Equity securities:
Common stock - foreign	—	57	—	57	—	—	—	—
Other investments	34	—	—	34	—	—	—	—
Derivative assets	—	—	1	1	—	—	—	—
Real estate	—	—	2	2	—	—	—	—
Short-term investments	—	3	—	3	—	—	—	—
Total assets	$34	$216	$3	$253	$—	$10	$—	$10

	December 31, 2013
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$27	$—	$27	$—	$—	$—	$—
Foreign bonds	—	96	—	96	—	14	—	14
Total fixed maturity securities	—	123	—	123	—	14	—	14
Equity securities:
Common stock - foreign	—	83	—	83	—	—	—	—
Other investments	32	—	—	32	—	—	—	—
Derivative assets	—	—	2	2	—	—	—	—
Real estate	—	—	2	2	—	—	—	—
Short-term investments	—	6	—	6	—	—	—	—
Total assets	$32	$212	$4	$248	$—	$14	$—	$14

Rollforward fair value measurement using significant unobservable outputs (level 3)
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$59	$11	$19	$148	$600	$35
Realized gains (losses)	3	—	—	—	(13)	(16)
Unrealized gains (losses)	—	—	—	—	112	19
Purchases, sales, issuances and settlements, net	11	6	(2)	—	(104)	34
Transfers into and/or out of Level 3	7	—	(9)	(148)	148	—
Balance at December 31,	$80	$17	$8	$—	$743	$72

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Other Postretirement Benefits
	Fixed Maturity Securities
	Corporate	Municipals	Other (1)	Derivative Assets
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$1	$—	$—	$—
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	1	—	—	—
Purchases, sales, issuances and settlements, net	1	—	—	—
Transfers into and/or out of Level 3	—	—	—	—
Balance at December 31,	$3	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$19	$8	$7	$137	$447	$1
Realized gains (losses)	—	—	—	(1)	—	(3)
Unrealized gains (losses)	(2)	1	—	9	59	(18)
Purchases, sales, issuances and settlements, net	19	(3)	11	3	(62)	55
Transfers into and/or out of Level 3	23	5	1	—	156	—
Balance at December 31,	$59	$11	$19	$148	$600	$35

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Other Postretirement Benefits
	Fixed Maturity Securities
	Corporate	Municipals	Other (1)	Derivative Assets
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$4	$1	$3	$—
Realized gains (losses)	—	—	(3)	—
Unrealized gains (losses)	—	—	4	—
Purchases, sales, issuances and settlements, net	(3)	(1)	(4)	—
Transfers into and/or out of Level 3	—	—	—	—
Balance at December 31,	$1	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$32	$5	$2	$206	$531	$4
Realized gains (losses)	—	—	—	(27)	55	6
Unrealized gains (losses)	(1)	8	—	10	(36)	(7)
Purchases, sales, issuances and settlements, net	(12)	(5)	5	(52)	(103)	(2)
Transfers into and/or out of Level 3	—	—	—	—	—	—
Balance at December 31,	$19	$8	$7	$137	$447	$1

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Other Postretirement Benefits
	Fixed Maturity Securities
	Corporate	Municipals	Other (1)	Derivative Assets
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$4	$1	$5	$1
Realized gains (losses)	—	—	(2)	2
Unrealized gains (losses)	—	—	2	(2)
Purchases, sales, issuances and settlements, net	—	—	(2)	(1)
Transfers into and/or out of Level 3	—	—	—	—
Balance at December 31,	$4	$1	$3	$—
______________

(1)	Other includes ABS and collateralized mortgage obligations.
A rollforward of all pension benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Years Ended December 31,
	2014		2013		2012
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Derivative Assets	Real Estate	Derivative Assets	Real Estate	Derivative Assets	Real Estate
	(In millions)
Balance at January 1,	$2	$2	$13	$7	$13	$8
Realized gains (losses)	—	—	(2)	(1)	(1)	(1)
Unrealized gains (losses)	(1)	—	3	1	1	—
Purchases, sales, issuances, and settlements, net	—	—	(12)	(5)	—	—
Balance at December 31,	$1	$2	$2	$2	$13	$7

Defined benefit plan estimated future benefit payments
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
2015	$490	$32	$81	$4
2016	$507	$36	$81	$3
2017	$531	$37	$84	$3
2018	$544	$40	$87	$3
2019	$565	$48	$92	$3
2020-2024	$3,134	$255	$519	$14